N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Key Information, Benefit Restrictions [Text Block]
Are there any Restrictions on Contract Benefits?

Yes.

•     We reserve the right to limit the use of the Performance Lock feature for certain Index Strategies.

•     We may discontinue the use of this feature for future Performance Lock requests at any time.

•     Withdrawals may significantly reduce the Death Benefit, perhaps by more than the amount withdrawn.

Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix E, ‘Financial Intermediary Variations’ and the Cover Page of this prospectus for additional information. For more information on the benefits under the Contract, please refer to the “Benefits Available Under the Contract” and “Performance Lock” sections of this prospectus.

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	The Interim Value is used to calculate amounts available for withdrawal (including systematic withdrawals), surrender, transfer, Annuitization or payment of a death claim.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
6.	Appendix A – Investment Options Available Under the Contract:
All references to “Minimum Participate Rate” are restated as “Minimum Participation Rate.”